Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Low Volatility Index Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Jan. 30, 2019
Fidelity SAI Emerging Markets Low Volatility Index Fund
Bar Chart Table:
Annual Return 2020	5.21%
Annual Return 2021	10.77%